Consolidated statements of financial position (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement
Lent securities	$ 90	$ 107
Continuing and discontinued operations
Statement
Lent securities		$ 10,543